Consolidated Statements of Financial Position - MXN ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents (Note 5)		$ 4,677,454	$ 3,497,635
Restricted cash and cash equivalents (Note 5.1)		106,350
Accounts receivable - Net (Note 6)		685,502	464,872
Recoverable taxes (Note 14)		82,891	111,738
Inventory		50,239	24,392
Other assets		185,426	134,381
Total current assets		5,787,862	4,233,018
NON-CURRENT ASSETS:
Land, furniture and equipment - Net (Note 7)		473,238	323,099
Intangible assets, airport concessions and goodwill - Net (Notes 1 and 8)		50,353,003	20,284,126
Account receivable from joint venture (Notes 6 and 15.1)	[1]		1,886,546
Investments in joint venture accounted for by the equity method (Note 9)			2,489,302
Total assets		56,614,103	29,216,091
CURRENT LIABILITIES:
Bank loans (Note 11)		173,471	58,336
Income taxes payable		133,316	59,613
Accounts payable and accrued expenses (Note 10)		2,101,862	475,234
Total current liabilities		2,408,649	593,183
NON-CURRENT LIABILITIES:
Bank loans (Note 11)		10,321,382	4,402,440
Long-term debt (Note 12)		7,149,177
Deferred income tax (Note 14)		3,033,930	1,456,020
Employee benefits		12,664	10,494
Total liabilities		22,925,802	6,462,137
STOCKHOLDERS' EQUITY (Note 13):
Capital stock		7,767,276	7,767,276
Capital reserves		8,127,637	5,938,387
Accumulated other comprehensive income		195,511	893,132
Retained earnings		9,949,654	8,155,159
Controlling interest		26,040,078	22,753,954
Non-Controlling interest		7,648,223
Total stockholders' equity		33,688,301	22,753,954
Total liabilities and stockholders' equity		$ 56,614,103	$ 29,216,091

[1]	(*) In 2013, the Company granted a loan to Aerostar of Ps.1,254,800 (USD100,000) at an annual interest rate of LIBOR plus 2.10% valid for the long term. As of June 1, 2017, derived from the incorporation of Aerostar in the consolidation of the Company, this loan forms part of the elimination entries.